Current Taxes and Deferred Taxes - Schedule Of Effective Tax Rate Reconciliation (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	27.00%	27.00%	27.00%
Equity price level restatement for tax purposes	2.53%	(13.94%)	(9.49%)
Local tax for USA and Panama income	0.18%	1.76%	0.02%
Penalty fee SBIF			0.69%
Goodwill impairment effect	(19.93%)
Intangible tax penalties	(0.70%)
Permanent and other differences (*)	0.25%	2.26%	(3.33%)
Totals	(12.24%)	(27.77%)	(28.67%)
Amount calculated by using the statutory rates	$ 254,169	$ (46,541)	$ (63,157)
Equity price level restatement for tax purposes	23,814	24,037	22,188
Local tax for USA and Panama income	1,665	(3,030)	(54)
Penalty fee SBIF			(1,616)
Goodwill impairment effect	187,633
Intangible tax penalties	6,561
Permanent and other differences	2,381	(3,897)	7,799
Net expense for income taxes	$ 115,210	$ (47,853)	$ (67,059)
Colombia [member]
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	36.00%	33.00%	37.00%
Exchange differences due to investments in Colombia	1.94%	9.51%	13.47%
Effect of rate change	(0.40%)	(2.29%)	(0.01%)
Effect of rates subsidiary	1.37%	3.42%	0.50%
Exchange differences due to investments in Colombia	$ 18,285	$ (16,399)	$ (31,499)
Effect of rate change	(3,804)	3,954	20
Effect of rates subsidiary	12,884	(5,896)	(1,173)
Net expense for income taxes	$ 41,245	$ (14,460)	$ 18,210
Chile [member]
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	27.00%	27.00%	27.00%
Net expense for income taxes	$ 73,965	$ (33,393)	$ (85,269)
New York [member]
Disclosure of geographical areas [line items]
Effect of rates subsidiary		0.05%	(0.18%)
Effect of rates subsidiary	$ 10	$ (81)	$ 433